Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Accrued Expenses And Other Payables

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

Receipts-in-advance	69,629	73,583
Other payables	31,990	26,643
Accrued salaries, wages, labor service expenses and other benefits	6,950	6,535
Accrued expenses	87,003	84,105

	195,572	190,866